Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Cash flows from operating activities:
Net Income	$ 195,597	$ 2,558,051	$ (6,893,491)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Reversal) allowance for credit loss	(8,169,151)	(2,016,645)
Loss on fair value adjustment of investment in securities	8,377,193
Loss on fair value adjustment of digital assets	6,650,232
Reverse of impairment loss for other long-term assets	(4,460,000)
Depreciation and amortization	47,457	36,608
Amortization of operating lease right-of-use asset	274,693	320,863
Investment loss	(24,728)	26,235
Gain on disposal of distressed assets	(614,120)
Gain on disposal of subsidiary	(1,469,649)
Gain on disposal of equity interest	(400)
Changes in assets and liabilities:
Accounts receivable	16,543,948	(3,976,742)
Advance to suppliers	(3,123,133)	4,851,717
Prepaid expenses and other current assets	(4,362,496)	377,945
Other non-current assets	5,272,976	(543,523)
Other non-current liabilities		557,359
Accounts payable	(18,022,791)	(1,029,488)
Contract liability	751,223	(1,395,549)
Taxes payable	(406,913)	38,591
Accrued liabilities and other payables	1,235,084	460,037
Operating lease liability	(13,849)	(123,910)
Net cash (used in) provided by operating activities	(1,318,827)	141,549
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(98,097)	(12,634)
Increase on acquisition of subsidiaries		9,968
Cash paid on acquisition of a subsidiary	(70)
Decrease on disposal of subsidiaries	(26,515)
Proceeds on disposition of equity investment		12,053
Proceeds from related party on disposal of a subsidiary		250,812
Proceeds from disposal of distressed assets	614,120
Repayment from related party	164,319	394,471
Investment in digital assets	(33,000,000)
Investment of equity investments	(26,672)	(9,999,600)
Proceeds in films, net	584,813
Net cash (used in) provided by investing activities	(31,788,102)	(9,344,930)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	3,515,126	2,981,872
Repayments of short-term bank loans	(3,471,608)	(2,703,192)
Repayments of long-term bank loans	(367,797)	(210,403)
Issuance of Ordinary Shares	36,500,000	10,000,000
Payment for offering cost	(1,200,000)	(35,806)
Net cash provided by financing activities	34,975,721	10,032,471
Effect of exchange rate changes	28,376	(18,335)
Net increase in cash	1,897,168	810,755
Cash and restricted cash at beginning of period	2,926,317	230,563	230,563
Cash and restricted cash at end of period	4,823,485	1,041,318	$ 2,926,317
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	93,529	12,821
Interest expense paid	142,593	133,546
NONE CASH ACTIVITIES:
Shares issued for acquisition of a subsidiary		1,100,000
Cash not paid on acquisition of a subsidiary		27,102
Right-of-use assets obtained in exchange for operating new lease liabilities		43,117,875
Assets exchange for an investment	10,000,000
Proceeds on disposal of an investment not received	140,380
Proceeds on disposal of a subsidiary not received	$ 9,913,992